Pledged Assets (Schedule Of Assets Mortgaged Pledged Or Otherwise Subject To Liens) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Pledged Assets [Line Items]
Trading account securities	¥ 10,704,141
Investment securities	6,288,317
Loans	6,843,266
Other	64,728
Total	¥ 23,900,452